RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions
Amounts paid and payable to HDSI for services of KMP employed by HDSI	$ 2,499,000	$ 2,882,000
Amounts paid and payable to KMP	1,913,000	2,624,000
Bonuses paid to KMP		0
Interest payable on loans received from KMP		0
Compensation gross	4,412,000	5,506,000
Share-based compensation	1,441,000	1,854,000
Total compensation	5,853,000	7,360,000
Engineering	372,000	735,000
Environmental	508,000	434,000
Socioeconomic	0	285,000
Other technical services	44,000	154,000
Services rendered by HDSI	924,000	1,608,000
Management, corporate communications, secretarial, financial and administration	2,223,000	3,029,000
Shareholder communication	727,000	721,000
Total General and administrative	2,950	3,750
Total for services rendered	3,874,000	5,358,000
Conferences and travel	124,000	49,000
Insurance	48,000	71,000
Office supplies and information technology	532,000	502,000
Total reimbursed	704,000	622,000
Total value of transactions with HDSI	$ 4,578,000	$ 5,980,000